Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Statutory federal corporate tax rate	35.00%	21.00%
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act			$ 2,559
Operating loss for the year	$ 4,848
Tax Year 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss for the year	2,060
Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss for the year	$ 2,788
Domestic Tax Authority [Member] | Tax Year 2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration Date		2028